Steven I. Koszalka Secretary American Funds Short-Term Tax-Exempt Bond Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

August 10, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Short-Term Tax-Exempt Bond Fund (the “Registrant”)
File Nos. 333-265964 and 811-05750

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of Combined Proxy Statement/Prospectus since the electronic filing on August 5, 2022 of the Registrant’s Pre-Effective Amendment No. 2 under the Securities Act of 1933, as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka